Schedule of contract liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Notes and other explanatory information [abstract]
Contract liabilities - receipts in advance	$ 146,622	$ 60,906
Revenue recognized from beginning contract liabilities	$ 60,906		$ 276,210